8. FAIR VALUE MEASUREMENTS (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Liabilities:
Liabilities	$ 6,786,000	$ 2,421,000
Assets:
Assets	514,000	244,000
Commodity Contracts [Member]
Liabilities:
Liabilities	291,000	500,000
Assets:
Assets	514,000	244,000
Warrants [Member]
Liabilities:
Liabilities	6,495,000	1,921,000
Level 3 [Member]
Liabilities:
Liabilities	6,495,000	1,921,000
Assets:
Assets
Level 3 [Member] | Commodity Contracts [Member]
Liabilities:
Liabilities
Assets:
Assets
Level 3 [Member] | Warrants [Member]
Liabilities:
Liabilities	6,495,000	1,921,000
Level 1 [Member]
Liabilities:
Liabilities	291,000	500,000
Assets:
Assets	514,000	244,000
Level 1 [Member] | Commodity Contracts [Member]
Liabilities:
Liabilities	291,000	500,000
Assets:
Assets	514,000	244,000
Level 1 [Member] | Warrants [Member]
Liabilities:
Liabilities
Level 2 [Member]
Liabilities:
Liabilities
Assets:
Assets
Level 2 [Member] | Commodity Contracts [Member]
Liabilities:
Liabilities
Assets:
Assets
Level 2 [Member] | Warrants [Member]
Liabilities:
Liabilities